Document and Entity Information	May 15, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 15, 2024
Entity Registrant Name	NICHOLAS FINANCIAL, INC.
Entity Central Index Key	0001000045
Entity Incorporation, State or Country Code	DE
Securities Act File Number	0-26680
Entity Tax Identification Number	59-2506879
Entity Address, Address Line One	26133 US Hwy 19 North
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Clearwater
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33763
City Area Code	727
Local Phone Number	726-0763
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	NICK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On June 15, 2024, Nicholas Financial, Inc. (the “Company”) closed the Share Purchase Agreement to acquire (the “Acquisition”) a majority ownership interest in Amplex Electric, Inc. ("Amplex”), which the sellers have agreed to sell, and the Company has agreed to purchase, 51% of the issued and outstanding common shares, no par value per share, of Amplex for a total purchase consideration of $18.4 million, which was paid in cash pursuant to the terms and conditions of the Share Purchase Agreement dated as of June 15, 2024. In conjunction with the closing of the Amplex Acquisition, the Company converted the outstanding principal and accrued interest of approximately $0.8 million under the Term Loan Advances into 421 shares of Amplex common stock at the share purchase price of $1,792.55 and purchased an additional 1,674 shares of Amplex common stock at a price of $1,792.55 per share for a total of $3.0 million. These transactions concurrently executed at the Transaction Closing Date increased the Company's ownership in Amplex to 56.5%. This Current Report on Form 8-K/A amends Item 9.01 of the Current Report on Form 8-K filed by the Company on May 6, 2024 to include the historical financial statements of Amplex and the pro forma financial information required by Item 9.01 of Form 8-K, attached hereto as Exhibits 99.1, 99.2 and 99.3. The pro forma financial information included in this Form 8- K/A has been presented for informational purposes only, as required by Form 8-K. It does not purport to represent the actual results of operations that the Company and Amplex would have achieved had the companies been combined during the periods presented in the pro forma financial information and is not intended to project the future results of operations that the combined company may achieve as a result of the Company’s acquisition of Amplex. Except as described above, all other information in the Company’s Current Report on Form 8-K filed on May 6, 2024 remains unchanged.